UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	09-30-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

VP Inflation Protection Fund

September 30, 2010

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY SECURITIES AND EQUIVALENTS — 54.7%
FIXED-RATE U.S. TREASURY SECURITIES AND EQUIVALENTS — 54.3%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)		$ 27,989,236	$ 32,183,255
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)		52,174,950	57,384,306
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27(1)		37,728,994	43,550,465
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(1)		26,359,411	27,947,144
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28(1)		38,954,599	52,104,815
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(1)		16,855,972	19,890,047
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(1)		42,589,307	59,212,425
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32(1)		12,570,934	16,970,761
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(1)		27,536,418	30,756,885
U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12(1)		2,547,644	2,669,451
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(1)		25,193,742	26,089,304
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(1)		10,912,680	11,597,276
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)		2,374,020	2,525,179
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)		20,329,332	21,825,449
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)		10,524,878	11,395,643
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)		33,653,081	36,000,922
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)		25,778,860	28,056,654
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)		27,625,263	30,320,881
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)		25,908,480	29,385,890
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)		21,513,094	24,286,261
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)		15,283,962	17,651,784
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)		18,679,488	20,300,811
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(1)		5,055,000	5,418,722
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)		31,833,417	35,902,142
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19(1)		7,147,280	7,936,833
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20(1)		11,694,656	12,452,072
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20(1)		17,893,914	18,806,790
			682,622,167
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS — 0.4%
AID (Israel), 4.70%, 5/1/15(1)(2)		5,000,000	4,650,240
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $627,582,543)			687,272,407
SOVEREIGN GOVERNMENTS & AGENCIES — 18.9%
CANADA — 1.9%
Government of Canada, 4.25%, 12/1/26	CAD	16,623,875	23,864,446
FRANCE — 2.6%
Government of France, 2.25%, 7/25/20	EUR	21,275,738	32,722,134
GERMANY — 2.7%
German Federal Republic Inflation Linked, 2.25%, 4/15/13	EUR	19,533,334	28,357,027
KfW, 4.75%, 5/15/12(1)	EUR	5,000,000	5,334,425
			33,691,452
ITALY — 2.4%
Republic of Italy, 3.125%, 1/26/15(1)		$ 1,090,000	1,112,039
Republic of Italy, 2.35%, 9/15/19	EUR	20,910,954	29,199,004

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

30,311,043
JAPAN — 2.0%
Government of Japan CPI Linked Bond, 1.10%, 12/10/16	JPY	2,072,700,000	24,704,459
NORWAY — 0.2%
Government of Norway, 6.00%, 5/16/11	NOK	12,170,000	2,113,516
UNITED KINGDOM — 7.1%
Government of United Kingdom Inflation Linked, 2.50%, 8/16/13	GBP	9,015,000	39,363,547
Government of United Kingdom Inflation Linked, 2.50%, 7/26/16	GBP	5,200,000	25,720,134
Government of United Kingdom Inflation Linked, 1.25%, 11/22/17	GBP	14,427,625	24,849,313
			89,932,994
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $221,253,575)			237,340,044
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 12.9%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 9.0%
FAMCA, 5.50%, 7/15/11(1)(3)		$ 3,750,000	$ 3,900,004
FAMCA, 5.40%, 10/14/11(1)		1,000,000	1,051,586
FAMCA, 6.71%, 7/28/14(1)		3,974,000	4,799,769
FFCB, 4.875%, 12/16/15(1)		2,000,000	2,319,040
FFCB, 4.875%, 1/17/17(1)		5,000,000	5,820,060
FHLB, 4.875%, 5/17/17(1)		1,030,000	1,208,859
FHLMC, 1.75%, 9/10/15		1,500,000	1,517,350
FHLMC, 5.00%, 2/16/17(1)		8,650,000	10,176,016
FHLMC, 4.875%, 6/13/18(1)		36,950,000	43,481,652
FNMA, 3.00%, 9/16/14(1)		10,100,000	10,812,070
FNMA, 6.625%, 11/15/30(1)		16,800,000	23,184,857
FNMA, 5.625%, 7/15/37(1)		3,410,000	4,208,912
			112,480,175
GOVERNMENT-BACKED CORPORATE BONDS(4) — 3.9%
Ally Financial, Inc., 1.75%, 10/30/12(1)		10,000,000	10,235,450
Bank of America Corp., 3.125%, 6/15/12(1)		8,500,000	8,860,868
Citigroup Funding, Inc., 1.875%, 10/22/12		16,000,000	16,414,064
General Electric Capital Corp., 2.20%, 6/8/12(1)		8,300,000	8,536,575
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12(1)		5,200,000	5,438,924
			49,485,881
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $154,671,886)			161,966,056
CORPORATE BONDS — 9.8%
AEROSPACE & DEFENSE — 0.2%
L-3 Communications Corp., 5.20%, 10/15/19(1)		500,000	541,381
United Technologies Corp., 5.70%, 4/15/40(1)		1,140,000	1,310,879
			1,852,260
BEVERAGES — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(3)		1,430,000	1,782,772
Coca-Cola Co. (The), 3.625%, 3/15/14(1)		1,220,000	1,320,045
Coca-Cola Enterprises, Inc., 4.25%, 3/1/15(1)		1,150,000	1,275,758
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(1)		1,450,000	1,796,753
PepsiCo, Inc., 3.10%, 1/15/15(1)		1,210,000	1,291,207
			7,466,535
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 5.85%, 6/1/17(1)		1,020,000	1,219,581

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

CAPITAL MARKETS — 0.7%
Credit Suisse (New York), 5.50%, 5/1/14(1)	$ 1,720,000	$ 1,928,915
Credit Suisse (New York), 5.30%, 8/13/19(1)	1,370,000	1,520,434
Credit Suisse AG, 5.40%, 1/14/20(1)	360,000	384,737
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	1,610,000	1,918,573
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(1)	660,000	696,939
Morgan Stanley, 4.20%, 11/20/14(1)	1,250,000	1,297,616
Morgan Stanley, 7.30%, 5/13/19(1)	1,360,000	1,566,804
		9,314,018
CHEMICALS — 0.1%
Dow Chemical Co. (The), 8.55%, 5/15/19(1)	1,080,000	1,365,890
COMMERCIAL BANKS — 1.2%
International Bank for Reconstruction & Development, 7.625%, 1/19/23(1)	9,500,000	13,819,754
PNC Bank N.A., 6.00%, 12/7/17(1)	500,000	563,023
PNC Funding Corp., 3.625%, 2/8/15(1)	370,000	391,103
		14,773,880
COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(1)	1,350,000	1,565,938
CONSUMER FINANCE — 0.3%
General Electric Capital Corp., 3.75%, 11/14/14(1)	1,790,000	1,898,055
General Electric Capital Corp., 3.50%, 6/29/15(1)	370,000	387,697
General Electric Capital Corp., 6.00%, 8/7/19(1)	1,430,000	1,611,819
SLM Corp., VRN, 3.20%, 10/1/10, resets monthly off the Consumer Price Index Year over Year plus 2.15% with no caps, Final Maturity 2/1/14(1)	490,000	425,501
		4,323,072
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Bank of America Corp., 6.50%, 8/1/16(1)	1,780,000	2,004,869
Citigroup, Inc., 6.01%, 1/15/15(1)	1,480,000	1,629,088
		3,633,957
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc., 6.70%, 11/15/13(1)	1,000,000	1,158,788
AT&T, Inc., 5.10%, 9/15/14(1)	770,000	865,545
AT&T, Inc., 6.55%, 2/15/39(1)	1,220,000	1,423,370
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	1,160,000	1,313,084
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	720,000	981,785
Deutsche Telekom International Finance BV, 5.25%, 7/22/13(1)	350,000	384,196
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(1)	1,470,000	1,802,636
Telecom Italia Capital SA, 6.18%, 6/18/14(1)	1,800,000	1,987,142
Verizon Communications, Inc., 6.10%, 4/15/18(1)	1,280,000	1,524,302
		11,440,848
ELECTRIC UTILITIES — 0.2%
Duke Energy Ohio, Inc., 2.10%, 6/15/13(1)	730,000	750,109
Exelon Generation Co. LLC, 4.00%, 10/1/20(1)	630,000	631,853
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	1,000,000	1,070,300
		2,452,262
FOOD & STAPLES RETAILING — 0.2%
CVS Caremark Corp., 6.60%, 3/15/19(1)	1,730,000	2,102,877
Wal-Mart Stores, Inc., 2.875%, 4/1/15(1)	680,000	720,753
		2,823,630
FOOD PRODUCTS — 0.3%
Kraft Foods, Inc., 5.375%, 2/10/20(1)	2,400,000	2,685,914
Kraft Foods, Inc., 6.50%, 2/9/40(1)	890,000	1,045,779

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

Mead Johnson Nutrition Co., 5.90%, 11/1/39(1)	$ 500,000	$ 565,639
		4,297,332
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Medtronic, Inc., 3.00%, 3/15/15(1)	2,030,000	2,152,791
Stryker Corp., 3.00%, 1/15/15(1)	550,000	579,954
		2,732,745
HEALTH CARE PROVIDERS & SERVICES — 0.1%
Medco Health Solutions, Inc., 4.125%, 9/15/20(1)	790,000	801,581
HOTELS, RESTAURANTS & LEISURE — 0.1%
Yum! Brands, Inc., 5.30%, 9/15/19(1)	1,300,000	1,452,416
INDUSTRIAL CONGLOMERATES — 0.2%
General Electric Co., 5.00%, 2/1/13(1)	1,000,000	1,086,632
General Electric Co., 5.25%, 12/6/17(1)	1,100,000	1,239,922
		2,326,554
INSURANCE — 0.1%
John Hancock Life Insurance Co., VRN, 2.86%, 10/15/10, resets monthly off the Consumer Price Index Year over Year plus 1.62% with no caps, Final Maturity 11/15/10(1)	179,000	179,489
Prudential Financial, Inc., VRN, 3.05%, 10/1/10, resets monthly off the Consumer Price Index Year over Year plus 2.00% with no caps, Final Maturity 11/2/20(1)	303,000	297,061
Prudential Financial, Inc., 2.75%, 1/14/13(1)	500,000	512,525
		989,075
MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(1)	750,000	836,878
MEDIA — 0.9%
CBS Corp., 5.75%, 4/15/20(1)	1,080,000	1,201,795
Comcast Corp., 5.90%, 3/15/16(1)	800,000	925,507
DirecTV Holdings LLC, 3.55%, 3/15/15(1)	1,150,000	1,195,318
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(1)	620,000	677,949
NBC Universal, Inc., 4.375%, 4/1/21(3)(5)	1,170,000	1,186,733
News America, Inc., 6.90%, 8/15/39(1)	1,130,000	1,336,190
Time Warner Cable, Inc., 5.40%, 7/2/12(1)	500,000	535,872
Time Warner Cable, Inc., 8.25%, 2/14/14(1)	670,000	800,381
Time Warner Cable, Inc., 6.75%, 7/1/18(1)	1,700,000	2,030,373
Time Warner, Inc., 4.875%, 3/15/20(1)	1,150,000	1,249,784
		11,139,902
METALS & MINING — 0.3%
Anglo American Capital plc, 4.45%, 9/27/20(1)(3)	210,000	215,552
Newmont Mining Corp., 6.25%, 10/1/39(1)	2,000,000	2,301,036
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(1)	750,000	836,534
		3,353,122
MULTI-UTILITIES — 0.5%
Dominion Resources, Inc., 6.40%, 6/15/18(1)	1,200,000	1,465,128
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	1,000,000	1,142,177
Pacific Gas & Electric Co., 5.80%, 3/1/37(1)	1,790,000	1,994,332
PG&E Corp., 5.75%, 4/1/14(1)	680,000	765,397
Sempra Energy, 6.50%, 6/1/16(1)	570,000	683,040
		6,050,074
OFFICE ELECTRONICS — 0.1%
Xerox Corp., 6.35%, 5/15/18(1)	900,000	1,045,632

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

OIL, GAS & CONSUMABLE FUELS — 1.2%
Chevron Corp., 3.95%, 3/3/14	$ 1,220,000	$ 1,335,514
ConocoPhillips, 4.75%, 2/1/14(1)	3,060,000	3,412,255
Enterprise Products Operating LLC, 4.60%, 8/1/12(1)	2,170,000	2,286,182
Enterprise Products Operating LLC, 3.70%, 6/1/15(1)	750,000	788,457
Enterprise Products Operating LLC, 6.45%, 9/1/40(1)	700,000	780,885
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(1)	1,310,000	1,414,509
Nexen, Inc., 6.20%, 7/30/19(1)	805,000	942,392
Shell International Finance BV, 4.30%, 9/22/19(1)	1,260,000	1,384,361
Talisman Energy, Inc., 7.75%, 6/1/19(1)	600,000	767,050
Williams Partners LP, 5.25%, 3/15/20(1)	490,000	533,587
XTO Energy, Inc., 6.50%, 12/15/18(1)	860,000	1,096,940
		14,742,132
PAPER & FOREST PRODUCTS — 0.1%
International Paper Co., 9.375%, 5/15/19(1)	750,000	974,492
International Paper Co., 7.30%, 11/15/39(1)	750,000	842,320
		1,816,812
PHARMACEUTICALS — 0.4%
Abbott Laboratories, 5.30%, 5/27/40(1)	560,000	610,097
Pfizer, Inc., 6.20%, 3/15/19(1)	1,220,000	1,504,686
Pfizer, Inc., 7.20%, 3/15/39(1)	1,000,000	1,365,363
Roche Holdings, Inc., 6.00%, 3/1/19(1)(3)	1,070,000	1,298,472
		4,778,618
REAL ESTATE INVESTMENT TRUSTS (REITs)(6)
ProLogis, 7.375%, 10/30/19(1)	500,000	505,415
ROAD & RAIL — 0.1%
Union Pacific Corp., 7.875%, 1/15/19(1)	1,120,000	1,465,275
SOFTWARE — 0.2%
Oracle Corp., 5.75%, 4/15/18(1)	1,600,000	1,905,402
WIRELESS TELECOMMUNICATION SERVICES(6)
America Movil SAB de CV, 5.00%, 3/30/20(1)	450,000	487,518
TOTAL CORPORATE BONDS
(Cost $110,744,596)		122,958,354
COMMERCIAL MORTGAGE-BACKED SECURITIES(7) — 3.0%
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.44%, 10/15/10, resets monthly off the 1-month LIBOR plus 0.18% with no caps, Final Maturity 4/15/22(1)(3)	3,450,127	3,047,131
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 10/1/10(1)	900,000	960,528
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 10/1/10(1)	2,500,000	2,729,195
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	5,500,000	5,919,891
LB-UBS Commercial Mortgage Trust, Series 2003 C3, Class A3 SEQ, 3.85%, 5/15/27(1)	3,249,654	3,357,340
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(1)	2,438,049	2,441,907
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(1)	2,590,000	2,654,223
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 10/11/10(1)	2,000,000	2,029,425

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007 LLFA, Class A1, VRN, 0.56%, 10/15/10, resets monthly off the 1-month LIBOR plus 0.30% with no caps, Final Maturity 6/15/22(1)(3)	$ 5,207,605	$ 4,913,389
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 10/1/10(1)	4,800,000	4,995,752
Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 10/1/10(1)	4,000,000	4,323,399
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $37,111,563)		37,372,180
COLLATERALIZED MORTGAGE OBLIGATIONS(7) — 1.1%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
Banc of America Mortgage Securities, Inc., Series 2004-4, Class 2A1 SEQ, 5.50%, 5/25/34(1)	2,391,055	2,450,042
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	1,939,633	1,961,457
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(1)	1,595,797	1,625,666
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18(1)	1,896,990	1,966,282
First Horizon Mortgage Pass Through Trust, Series 2004-2, Class 1A2 SEQ, 5.50%, 5/25/34(1)	1,837,016	1,880,419
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/37	2,736,012	2,792,346
		12,676,212
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2508, Class UL SEQ, 5.00%, 12/15/16(1)	338,397	344,316
GNMA, Series 2005-24, Class UB SEQ, 5.00%, 1/20/31(1)	1,357,007	1,372,854
		1,717,170
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $14,302,092)		14,393,382
ASSET-BACKED SECURITIES(7) — 0.3%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16
(Cost $4,100,009)	4,100,105	4,216,020
MUNICIPAL SECURITIES — 0.2%
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(1)	700,000	758,541
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(1)	320,000	331,738
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(1)	370,000	390,139
Texas GO, (Building Bonds), 5.52%, 4/1/39(1)	690,000	783,943
TOTAL MUNICIPAL SECURITIES
(Cost $2,079,043)		2,264,361
SHORT-TERM INVESTMENTS(6)
Government of Canada Treasury Bill, 0.67%, 11/10/10(8)
(Cost $336,520)	CAD	350,000	339,846

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6)(7)
GNMA, 6.00%, 6/20/17(1)	$ 70,816	$ 76,258
GNMA, 6.00%, 7/20/17(1)	73,986	79,671
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $150,317)		155,929
TEMPORARY CASH INVESTMENTS — 0.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	66,803	66,803
Charta LLC, 0.19%, 10/1/10(3)(8)	5,100,000	5,099,967
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $5,166,803)		5,166,770
TOTAL INVESTMENT SECURITIES — 101.3%
(Cost $1,177,498,947)		1,273,445,349
OTHER ASSETS AND LIABILITIES — (1.3)%		(16,254,749)
TOTAL NET ASSETS — 100.0%		$1,257,190,600

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell Counterparty		Settlement Date	Value	Unrealized Gain (Loss)
20,062,545	CAD for USD HSBC Investment Bank plc	10/29/10	$ 19,489,553	$ (119,301)
500,000	EUR for USD HSBC Investment Bank plc	10/29/10	681,500	(9,605)
500,000	EUR for USD HSBC Investment Bank plc	10/29/10	681,500	(44,415)
65,211,440	EUR for USD Barclays Bank plc	10/29/10	88,883,193	(4,097,561)
500,000	GBP for USD HSBC Investment Bank plc	10/29/10	785,325	(10,105)
1,000,000	GBP for USD HSBC Investment Bank plc	10/29/10	1,570,650	(9,480)
55,988,281	GBP for USD HSBC Investment Bank plc	10/29/10	87,937,994	(1,010,028)
20,904,000	JPY for USD HSBC Investment Bank plc	10/29/10	250,462	(2,744)
2,026,113,922	JPY for USD Westpac Banking Corp.	10/29/10	24,275,983	(1,097,164)
			$224,556,160	$(6,381,443)
(Value on Settlement Date $218,174,717)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
TOTAL RETURN
$20,000,000	Pay a fixed rate equal to 1.13 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2012.	–	$(733,687)
35,000,000	Pay a fixed rate equal to 1.14 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires March 2012.	–	(1,728,846)
33,275,000	Pay a fixed rate equal to 0.16 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires July 2013.	–	(3,806,627)
20,000,000	Pay a fixed rate equal to 1.21 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires June 2014.	–	(1,869,915)
6,000,000	Pay a fixed rate equal to 0.12 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires January 2015.	–	(282,311)

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

$20,000,000	Pay a fixed rate equal to 1.31 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2017.	–	$(1,876,893)
5,000,000	Pay a fixed rate equal to 0.21 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires April 2018.	–	(223,843)
40,000,000	Pay a fixed rate equal to 1.31 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2018.	–	(4,210,973)
55,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires December 2019.	–	(3,263,560)
5,000,000	Pay a fixed rate equal to 0.37 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires April 2022.	–	(270,006)
30,100,000	Pay a fixed rate equal to 1.77 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires December 2027.	–	(3,303,614)
		–	$(21,570,275)

Notes to Schedule of Investments
AID	-	Agency for International Development
CAD	-	Canadian Dollar
CPI	-	Consumer Price Index
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
EUR	-	Euro
FAMCA	-	Federal Agricultural Mortgage Corporation
FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or swap agreements. At the period end, the aggregate value of securities pledged was $22,758,000.
(2)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $21,444,020, which represented 1.7% of total net assets.

(4)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

(5)	When-issued security.
(6)	Category is less than 0.05% of total net assets.
(7)	Final maturity indicated, unless otherwise noted.
(8)	The rate indicated is the yield to maturity at purchase.

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2010. The Schedule of Investments provides additional details on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities and Equivalents	–	$ 687,272,407	–
Sovereign Governments & Agencies	–	237,340,044	–
U.S. Government Agency Securities and Equivalents	–	161,966,056	–
Corporate Bonds	–	122,958,354	–
Commercial Mortgage-Backed Securities	–	37,372,180	–
Collateralized Mortgage Obligations	–	14,393,382	–
Asset-Backed Securities	–	4,216,020	–
Municipal Securities	–	2,264,361	–
Short-Term Investments	–	339,846	–
U.S. Government Agency Mortgage-Backed Securities	–	155,929	–
Temporary Cash Investments	$66,803	5,099,967	–
Total Value of Investment Securities	$66,803	$1,273,378,546	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$ (6,381,443)	–
Swap Agreements	–	(21,570,275)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$ (27,951,718)	–

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2010 (UNAUDITED)

3. Federal Tax Information

As of September 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,179,113,434
Gross tax appreciation of investments	$ 95,179,094
Gross tax depreciation of investments	(847,179)
Net tax appreciation (depreciation) of investments	$ 94,331,915

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 29, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 29, 2010